Stockholders Equity (Details) - $ / shares					1 Months Ended	12 Months Ended
	Dec. 04, 2015	Sep. 10, 2015	May 05, 2015	Apr. 03, 2015	Feb. 28, 2016	Feb. 28, 2018	Feb. 28, 2017
Stockholders Equity Details
Weighted-average volatility	122.00%	121.00%	125.00%	122.00%	126.00%	203.00%	180.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years	10 years	1 year	10 years	10 years
Weighted-average risk-free interest rate	1.92%	2.23%	2.19%	1.92%	0.66%	1.16%	2.19%
Weighted-average fair value of warrants granted	$ 0.14	$ 0.29	$ 0.21	$ 0.14	$ 0.15	$ 0.11	$ 0.08